Share Based Compensation (Details Narrative) - USD ($)					3 Months Ended
	Jan. 16, 2023	Oct. 12, 2022	Aug. 24, 2022	Mar. 22, 2021	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense					$ 22,000	$ 11,888
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	250,000	2,250,000	730,000	2,000,000
Share price	$ 0.0675	$ 0.06	$ 0.06	$ 0.09
Number of options granted, value	$ 13,267	$ 106,109	$ 43,456	$ 190,202
Stock based compensation expense					$ 7,738
Stock Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted					2,000,000
Number of options granted, value					$ 190,202
Stock based compensation expense					$ 14,262